iShares
®
MSCI Eurozone ETF
Schedule of Investments
(unaudited)
November 30, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Austria  —  0 .7%
Erste Group Bank AG ...................... 367,622 $ 40,183,107
OMV AG .............................. 176,755 9,780,063
Raiffeisen Bank International AG .............. 157,104 6,384,154
Verbund AG ............................ 83,122 6,128,705
62,476,029
a
Belgium  —  3 .2%
Ageas SA .............................. 179,018 12,231,037
Anheuser-Busch InBev SA .................. 1,180,241 72,756,369
Argenx SE
(a)
............................ 73,407 66,917,419
D'ieteren Group .......................... 26,032 4,533,961
Elia Group SA/N.V. ........................ 53,139 6,417,897
Financiere de Tubize SA .................... 23,917 5,835,975
Groupe Bruxelles Lambert N.V. ............... 95,426 8,253,913
KBC Group N.V. ......................... 274,206 33,755,387
Lotus Bakeries N.V. ....................... 489 4,394,028
Sofina SA .............................. 19,824 5,591,282
Syensqo SA ............................ 86,963 7,099,113
UCB SA ............................... 150,958 42,194,833
269,981,214
a
Finland  —  2 .4%
Elisa OYJ .............................. 169,000 7,408,317
Fortum OYJ ............................ 539,821 11,095,366
Kesko OYJ , Class B ....................... 329,791 7,031,922
Kone OYJ , Class B ....................... 405,836 27,617,209
Metso OYJ ............................. 795,531 13,148,917
Neste OYJ ............................. 506,829 9,798,875
Nokia OYJ ............................. 6,324,792 38,518,748
Orion OYJ , Class B ....................... 130,532 9,344,853
Sampo OYJ , Class A ...................... 2,890,979 34,003,232
Stora Enso OYJ , Class R ................... 701,878 8,259,669
UPM-Kymmene OYJ ...................... 630,127 17,202,802
Wartsila OYJ Abp ......................... 598,252 19,418,494
202,848,404
a
France  —  30 .3%
Accor SA .............................. 232,705 12,593,508
Aeroports de Paris SA ..................... 41,241 6,048,510
Air Liquide SA ........................... 690,780 132,386,301
Airbus SE .............................. 709,502 166,869,466
Alstom SA
(a)
............................ 415,893 10,915,967
Amundi SA
(b)
............................ 73,306 5,868,560
ArcelorMittal SA .......................... 560,049 24,271,777
AXA SA ............................... 2,071,148 93,569,784
BioMerieux ............................. 49,989 6,263,279
BNP Paribas SA ......................... 1,200,117 102,584,486
Bollore SE ............................. 839,321 4,661,164
Bouygues SA ........................... 229,612 11,473,131
Bureau Veritas SA ........................ 408,643 13,074,138
Capgemini SE ........................... 184,133 28,850,415
Carrefour SA ............................ 706,596 10,880,534
Cie de Saint-Gobain SA .................... 536,307 53,527,155
Cie Generale des Etablissements Michelin SCA .... 800,544 26,203,265
Covivio SA ............................. 67,143 4,337,608
Credit Agricole SA ........................ 1,271,951 24,382,565
Danone SA ............................. 772,919 69,094,137
Dassault Aviation SA ...................... 23,641 7,436,178
Dassault Systemes SE ..................... 800,863 22,431,455
Edenred SE ............................ 287,498 6,165,321
Eiffage SA ............................. 82,050 11,337,484
Engie SA .............................. 2,180,834 55,494,099
EssilorLuxottica SA ....................... 359,453 128,926,673
Security Shares Value
a
France (continued)
Eurofins Scientific SE ...................... 142,275 $ 9,690,845
Euronext N.V.
(b)
.......................... 90,933 13,934,235
FDJ UNITED ............................ 132,927 3,746,001
Gecina SA ............................. 55,152 5,112,953
Getlink SE ............................. 361,787 6,543,930
Hermes International SCA ................... 37,816 92,284,035
Ipsen SA .............................. 45,516 6,571,419
Kering SA .............................. 88,886 30,269,302
Klepierre SA ............................ 258,605 10,067,012
Legrand SA ............................ 313,127 47,505,588
L'Oreal SA ............................. 286,790 125,093,691
LVMH Moet Hennessy Louis Vuitton SE .......... 298,590 220,694,876
Orange SA ............................. 2,223,312 36,649,194
Pernod Ricard SA ........................ 240,972 21,722,504
Publicis Groupe SA ....................... 273,288 26,673,323
Renault SA ............................. 229,296 9,191,627
Rexel SA .............................. 268,521 10,233,582
Safran SA .............................. 429,952 144,533,410
Sanofi SA .............................. 1,319,060 131,559,616
Sartorius Stedim Biotech .................... 34,816 8,390,412
Schneider Electric SE ...................... 654,641 176,167,486
Societe Generale SA ...................... 843,769 58,752,018
Sodexo SA ............................. 104,735 5,539,478
STMicroelectronics N.V. .................... 808,445 18,623,840
Thales SA .............................. 110,654 28,979,690
TotalEnergies SE ......................... 2,371,236 155,995,878
Unibail-Rodamco-Westfield .................. 146,020 15,510,251
Veolia Environnement SA ................... 752,311 25,602,945
Vinci SA ............................... 593,962 84,290,209
2,569,576,310
a
Germany  —  26 .1%
adidas AG ............................. 204,177 38,029,722
Allianz SE , Registered ..................... 461,091 199,032,558
BASF SE .............................. 1,065,689 55,577,167
Bayer AG , Registered ...................... 1,173,034 41,500,394
Bayerische Motoren Werke AG ............... 335,003 34,241,656
Beiersdorf AG ........................... 115,868 12,459,966
Brenntag SE ............................ 146,715 8,410,601
Commerzbank AG ........................ 875,064 34,336,037
Continental AG .......................... 131,346 9,777,537
Covestro AG
(a)
........................... 214,386 15,401,311
CTS Eventim AG & Co. KGaA ................ 74,565 7,300,985
Daimler Truck Holding AG ................... 567,304 24,013,967
Delivery Hero SE
(a) (b)
....................... 230,963 5,384,980
Deutsche Bank AG , Registered ............... 2,209,940 78,355,266
Deutsche Boerse AG ...................... 224,834 60,098,108
Deutsche Lufthansa AG , Registered ............ 718,866 6,902,996
Deutsche Post AG ........................ 1,146,259 59,656,293
Deutsche Telekom AG ..................... 4,392,671 141,653,874
E.ON SE .............................. 2,680,719 47,749,621
Evonik Industries AG ...................... 307,589 4,733,981
Fresenius Medical Care AG .................. 263,715 12,605,137
Fresenius SE & Co. KGaA ................... 504,387 27,707,593
GEA Group AG .......................... 175,863 11,916,089
Hannover Rueck SE ....................... 71,998 21,647,248
Heidelberg Materials AG .................... 159,787 41,030,072
Henkel AG & Co. KGaA .................... 123,474 9,269,182
Hensoldt AG ............................ 76,194 6,045,635
HOCHTIEF AG .......................... 18,558 6,569,395
Infineon Technologies AG ................... 1,559,296 65,826,197
Knorr-Bremse AG ........................ 86,875 9,215,419
LEG Immobilien SE ....................... 90,618 6,808,001
Mercedes-Benz Group AG ................... 862,295 58,230,682

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Eurozone ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Germany (continued)
Merck KGaA ............................ 154,318 $ 20,799,647
MTU Aero Engines AG ..................... 64,268 26,295,738
Muenchener Rueckversicherungs-Gesellschaft AG in
Muenchen , Registered ................... 155,993 98,309,673
Nemetschek SE .......................... 69,270 7,741,388
QIAGEN N.V. ........................... 260,233 12,422,084
Rational AG ............................ 6,092 4,554,221
Rheinmetall AG .......................... 54,928 93,948,253
RWE AG .............................. 754,937 38,343,514
SAP SE ............................... 1,246,830 300,997,174
Scout24 SE
(b)
........................... 89,892 9,194,327
Siemens AG , Registered .................... 907,455 240,660,263
Siemens Energy AG
(a)
...................... 925,359 123,907,605
Siemens Healthineers AG
(b)
.................. 404,056 20,096,686
Symrise AG ............................ 158,546 13,123,637
Talanx AG .............................. 76,788 9,977,949
Vonovia SE ............................. 902,125 27,310,167
Zalando SE
(a) (b)
.......................... 267,702 7,211,383
2,216,381,379
a
Ireland  —  1 .3%
AIB Group PLC .......................... 2,551,342 26,251,801
Bank of Ireland Group PLC .................. 1,139,268 21,101,268
Kerry Group PLC , Class A ................... 193,649 17,976,652
Kingspan Group PLC ...................... 183,449 15,748,096
Ryanair Holdings PLC ..................... 1,007,428 32,986,788
114,064,605
a
Italy  —  9 .1%
Banca Mediolanum SpA .................... 266,175 5,703,560
Banca Monte dei Paschi di Siena SpA ........... 2,356,751 22,296,719
Banco BPM SpA ......................... 1,356,322 19,548,793
BPER Banca SpA ........................ 1,756,459 21,166,637
Buzzi SpA .............................. 92,000 5,674,573
Davide Campari-Milano N.V. ................. 737,755 5,036,250
Enel SpA .............................. 9,711,374 100,357,630
Eni SpA ............................... 2,442,245 45,666,345
Ferrari N.V. ............................. 150,507 59,122,558
FinecoBank Banca Fineco SpA ............... 729,998 17,956,522
Generali ............................... 1,017,761 40,400,454
Infrastrutture Wireless Italiane SpA
(b)
............ 332,783 3,047,622
Intesa Sanpaolo SpA ...................... 17,006,348 110,320,022
Leonardo SpA ........................... 483,227 26,485,457
Moncler SpA ............................ 278,613 18,830,042
Nexi SpA
(b)
............................. 630,019 2,946,160
Poste Italiane SpA
(b)
....................... 545,832 13,065,557
Prysmian SpA ........................... 336,163 33,737,825
Recordati Industria Chimica e Farmaceutica SpA ... 137,807 8,149,256
Snam SpA ............................. 2,427,469 16,150,308
Stellantis N.V. ........................... 2,407,555 25,770,480
Telecom Italia SpA
(a)
....................... 13,791,688 7,775,637
Tenaris SA ............................. 450,074 9,054,497
Terna - Rete Elettrica Nazionale ............... 1,679,979 17,716,364
UniCredit SpA ........................... 1,673,906 124,610,049
Unipol Assicurazioni SpA .................... 430,723 9,892,178
770,481,495
a
Netherlands  —  13 .6%
ABN AMRO Bank N.V., CVA
(b)
................ 696,235 23,589,862
Adyen N.V.
(a) (b)
........................... 30,112 47,063,859
Aegon Ltd. ............................. 1,585,997 12,825,975
AerCap Holdings N.V. ...................... 210,672 28,230,048
Akzo Nobel N.V. ......................... 204,152 13,271,592
ASM International N.V. ..................... 55,954 30,952,539
ASML Holding N.V. ....................... 463,456 490,175,408
Security Shares Value
a
Netherlands (continued)
ASR Nederland N.V. ....................... 186,758 $ 12,609,541
BE Semiconductor Industries N.V. ............. 87,582 13,266,044
Coca-Cola Europacific Partners PLC
(c)
........... 248,134 22,751,406
CVC Capital Partners PLC
(b)
................. 258,703 4,272,618
DSM-Firmenich AG ....................... 206,195 16,960,158
EXOR N.V. ............................. 112,132 9,446,752
Heineken Holding N.V. ..................... 155,587 11,124,397
Heineken N.V. ........................... 343,879 28,050,603
IMCD N.V. ............................. 71,332 6,402,395
ING Groep N.V. .......................... 3,607,782 93,546,075
InPost SA
(a) (c)
............................ 299,883 3,521,240
JDE Peet's N.V. .......................... 205,501 7,548,527
Koninklijke Ahold Delhaize N.V. ............... 1,070,963 44,336,165
Koninklijke KPN N.V. ...................... 4,643,460 21,273,898
Koninklijke Philips N.V. ..................... 919,797 25,947,363
NN Group N.V. .......................... 321,191 23,308,622
Prosus N.V. , Class N
(a)
..................... 1,562,281 98,492,359
Randstad N.V. ........................... 131,775 5,128,157
Universal Music Group N.V. .................. 1,314,029 33,767,517
Wolters Kluwer N.V. ....................... 277,629 29,446,294
1,157,309,414
a
Portugal  —  0 .6%
Banco Comercial Portugues SA , Class R ......... 9,023,202 8,603,608
EDP Renovaveis SA ....................... 386,468 5,149,634
EDP SA ............................... 3,746,854 16,727,361
Galp Energia SGPS SA , Class B .............. 499,661 10,044,822
Jeronimo Martins SGPS SA .................. 340,733 8,085,579
48,611,004
a
Spain  —  10 .5%
Acciona SA ............................. 29,889 6,008,381
ACS Actividades de Construccion y Servicios SA ... 210,842 19,514,258
Aena SME SA
(b)
.......................... 900,591 24,527,508
Amadeus IT Group SA ..................... 541,672 39,863,581
Banco Bilbao Vizcaya Argentaria SA ............ 6,881,477 148,733,702
Banco de Sabadell SA ..................... 6,053,224 22,004,367
Banco Santander SA ...................... 17,773,373 190,653,099
Bankinter SA ............................ 812,619 12,810,628
CaixaBank SA ........................... 4,684,391 52,307,754
Cellnex Telecom SA
(b)
...................... 593,808 17,833,369
Endesa SA ............................. 382,813 13,885,599
Ferrovial SE ............................ 613,283 40,221,660
Grifols SA , Class A ........................ 363,059 4,443,625
Iberdrola SA ............................ 7,578,642 159,968,939
Industria de Diseno Textil SA ................. 1,302,470 73,075,464
International Consolidated Airlines Group SA , Class DI 1,411,093 7,421,996
Mapfre SA ............................. 1,103,114 5,108,390
Naturgy Energy Group SA ................... 166,117 5,111,832
Redeia Corp. SA ......................... 392,304 7,005,105
Repsol SA ............................. 1,347,299 24,964,583
Telefonica SA ........................... 4,445,971 19,278,329
894,742,169
a
Sweden  —  0 .8%
Nordea Bank Abp ........................ 3,708,059 65,616,454
a
United States  —  0 .3%
Nebius Group N.V. , Class A
(a)
................. 253,278 24,028,484
a
Total Common Stocks — 98.9%
(Cost: $ 7,268,861,786 ) ............................... 8,396,116,961

iShares
®
MSCI Eurozone ETF
Schedule of Investments
(unaudited) (continued)
November 30, 2025
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Security Shares Value
a
Preferred Stocks
Germany  —  0 .9%
Bayerische Motoren Werke AG , Preference Shares ,
NVS ................................ 65,284 $ 6,160,653
Dr Ing hc F Porsche AG , Preference Shares , NVS
(b) (c)
137,198 7,134,492
Henkel AG & Co. KGaA , Preference Shares , NVS ... 191,068 15,411,090
Porsche Automobil Holding SE , Preference Shares ,
NVS ................................ 184,716 7,966,033
Sartorius AG , Preference Shares , NVS .......... 31,247 9,113,583
Volkswagen AG , Preference Shares , NVS ........ 246,213 28,146,159
a
Total Preferred Stocks — 0.9%
(Cost: $ 135,515,048 ) ................................ 73,932,010
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,404,376,834 ) ............................... 8,470,048,971
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.11%
(d) (e) (f)
...................... 10,778,656 $ 10,784,046
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.94%
(d) (e)
............................ 3,050,092 3,050,092
a
Total Short-Term Securities — 0.1%
(Cost: $ 13,833,589 ) ................................. 13,834,138
Total Investments —  99.9%
(Cost: $ 7,418,210,423 ) ............................... 8,483,883,109
Other Assets Less Liabilities — 0 .1% ...................... 8,752,071
Net Assets — 100.0% ................................. $ 8,492,635,180
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
All or a portion of this security is on loan.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
11/30/25
  Shares Held
at 11/30/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 15,895,703  $ —  $ (5,110,624)
(a)
$ (1,034) $ 1  $ 10,784,046  10,778,656  $ 20,539
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 4,150,000  —  (1,099,908)
(a)
—  —  3,050,092  3,050,092  32,943  —
$ (1,034) $ 1
$ 13,834,138
$ 53,482  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro STOXX 50 Index .................................................................. 562 12/19/25 $ 37,001 $ 240,854

Schedule of Investments
(unaudited) (continued)
November 30, 2025
iShares
®
MSCI Eurozone ETF
4
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 94,007,368  $ 8,302,109,593  $ —  $ 8,396,116,961
Preferred Stocks ......................................... —  73,932,010  —  73,932,010
Short-Term Securities
Money Market Funds ...................................... 13,834,138  —  —  13,834,138
$ 107,841,506  $ 8,376,041,603  $ —  $ 8,483,883,109
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 240,854  $ —  $ —  $ 240,854
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
Fair Value Hierarchy as of Period End (continued)